Basic and diluted net loss per share - Computation of diluted net loss per ordinary share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Employee Stock Option
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	568	361
Convertible notes
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	372	3,888
Warrant
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	2,325